Risks and Concentration - Foreign currency exchange rate risk (Details)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Foreign currency exchange rate risk
Convenience translation rate (RMB to USD)	6.8755
RMB
Foreign currency exchange rate risk
Convenience translation rate (RMB to USD)	5.7	6.3	7.2